Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2019
Convertible notes payable
Schedule of Convertible notes payable
	December 31,	December 31,
	2019	2018
Convertible notes payable	150,000	-
Total convertible notes payable	150,000	-
Less: unamortized debt discount	(26,250)	-
Total	$123,750	$-